MORTGAGES PAYABLE AND CONSTRUCTION DEBT (Tables)	12 Months Ended
Apr. 30, 2015
MORTGAGES PAYABLE AND CONSTRUCTION DEBT [Abstract]
Aggregate Amount of Required Future Principal Payments on Mortgages Payable

The aggregate amount of required future principal payments on mortgages payable as of April 30, 2015, excluding $11.5 million in outstanding mortgage indebtedness related to assets held for sale, is as follows:

Year Ended April 30,	(in thousands)
2016	$95,870
2017	41,549
2018	51,984
2019	90,716
2020	72,060
Thereafter	315,933

Total payments	$668,112